Financial Risk Management (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sensitivity analysis
Financial Assets	[1]	R$ 300,147	R$ 42,539
Marketable securities		491,102
Accounts Payable for Business Combination		(48,055)	R$ (10,941)	R$ (10,708)
Loans from related parties		(20,884)
Bonds		(793,341)
Total		(1,450,144)
Probable scenario over a 12-month horizon
Sensitivity analysis
Financial Assets		300,147
Marketable securities		491,102
Total		791,249
Accounts Payable for Business Combination		(48,055)
Loans from related parties		(20,884)
Bonds		(793,341)
Total		(862,280)
Net exposure		R$ (71,031)
Interest Rate -% p.a
Percentage of deterioration of the projected rates
Probable scenario over a 12-month horizon | 101.7% of CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		101.70%
Probable scenario over a 12-month horizon | 104% CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		104.00%
Probable scenario over a 12-month horizon | 100% CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		100.00%
Probable scenario over a 12-month horizon | CDI + 3.57%
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		3.57%
Probable scenario over a 12-month horizon | CDI + 1.15%
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		1.15%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Potential gain (loss)		R$ 8,418
Potential gain (loss)		13,774
Potential gain (loss)		22,192
Potential gain (loss)		(1,325)
Potential gain (loss)		(1,321)
Potential gain (loss)		(31,002)
Potential gain (loss)		(33,648)
Potential gain (loss)		R$ (11,456)
Interest Rate -% p.a		2.76%
Percentage of deterioration of the projected rates
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Potential gain (loss)		R$ 10,523
Potential gain (loss)		17,217
Potential gain (loss)		27,740
Potential gain (loss)		(1,657)
Potential gain (loss)		(1,465)
Potential gain (loss)		(36,472)
Potential gain (loss)		(39,594)
Potential gain (loss)		R$ (11,854)
Interest Rate -% p.a		3.45%
Percentage of deterioration of the projected rates		25.00%
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Potential gain (loss)		R$ 12,627
Potential gain (loss)		20,661
Potential gain (loss)		33,288
Potential gain (loss)		(1,988)
Potential gain (loss)		(1,609)
Potential gain (loss)		(41,942)
Potential gain (loss)		(45,539)
Potential gain (loss)		R$ (12,251)
Interest Rate -% p.a		4.14%
Percentage of deterioration of the projected rates		50.00%

[1]	The Company invests in a short-term fixed income investment funds with daily liquidity and no material risk of change in value. Financial investments presented an average gross yield of 101.7% of the annual CDI rate on December 31, 2020 (101.68% on December 31, 2019). All investments are highly liquid investments that are readily convertible to known amounts ofcashand which are subject to an insignificant risk of changes in value, and correspond to the cash obligations for the period.